Cover	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	40-F/A
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2022
Entity File Number	001-39974
Entity Registrant Name	WEST FRASER TIMBER CO. LTD.
Entity Incorporation, State or Country Code	A1
Entity Tax Identification Number	98-1630330
Entity Address, Address Line One	1500 – 885 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E8
City Area Code	604
Local Phone Number	895-2700
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	WFG
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Central Index Key	0001402388
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	West Fraser Timber Co. Ltd. (“West Fraser”) is filing this Amendment No. 2 (the “Amendment No. 2”) to its original Annual Report on Form 40-F for the year ended December 31, 2022 (the “Original 2022 Annual Report”) filed with the Securities and Exchange Commission (the “SEC”) on February 14, 2023 and its Amendment No. 1 to the Original 2022 Annual Report filed with the SEC on July 21, 2023 in order to provide further updated certifications of West Fraser’s Chief Executive Officer (“CEO”) and Chief Financial Officer (“CFO”) pursuant to Rule 13a-14(a) of the Exchange Act, as adopted pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. The updated CEO and CFO certifications are filed as Exhibits 99.4 and 99.5 to this Amendment No. 2. This Amendment No. 2 consists of a cover page, this explanatory note, the signature page, the exhibit index and the updated CEO and CFO officer certifications filed as Exhibits 99.4 and 99.5. Other than expressly set forth herein, this Amendment No. 2 does not, and does not purport to, amend or restate any other information contained in the Original 2022 Annual Report nor does this Amendment No. 2 reflect any events that have occurred after the Original Annual Report was filed.
Share capital
Document Information [Line Items]
Number of shares issued	83,555,414
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	1900 Exeter Road
Entity Address, City or Town	Germantown
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38138
City Area Code	901
Local Phone Number	620-4200
Contact Personnel Name	West Fraser, Inc.
Entity Address, Address Line Two	Suite 105